Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements [Abstract]
Schedule Of Financial Assets And Liabilities Measured At Fair Value On Recurring Basis

	31-Dec-12	Level 1	Level 2	Level 3
Cash and cash equivalents	$ 520,401	$ 520,401	$ -	$ -
Restricted cash	280,653	280,653	-	-
Derivative assets	9,993	-	9,993	-
Derivative liabilities	(14,677)	-	(14,677)	-
	$ 796,370	$ 801,054	$ (4,684)	$ -

	31-Dec-13	Level 1	Level 2	Level 3
Cash and cash equivalents	$ 295,514	$ 295,514	$ -	$ -
Restricted cash	272,787	272,787	-	-
Derivative assets	32,673	-	32,673	-
Derivative liabilities	(7,233)	-	(7,233)	-
	$ 593,741	$ 568,301	$ 25,440	$ -

Level 3 Assets Non Recurring Basis

	Fair Value	Valuation Techniques	Unobservable Input	Range for Quantitative Inputs Used

Flight equipment held for operating leases	$57.5 million	Market	Third party	$55.0 million
		approach	valuations	-
$67.2 million

	Fair Value	Valuation Techniques	Unobservable Input	Range

Flight equipment held for operating leases	$40.6 million	Income	Discount	5.4%
approach
			Remaining Holding Period	52 months

			Present value of non-contractual cash flows	39%

Carrying Amounts And Fair Values Of Financial Instruments

	December 31, 2012		December 31, 2013
	Book value	Fair value	Book value	Fair value
Assets
Restricted cash	$280,653	$280,653	$272,787	$272,787
Derivative assets	9,993	9,993	32,673	32,673
Notes receivable	78,163	78,163	75,788	75,788
Cash and cash equivalents	520,401	520,401	295,514	295,514
	$889,210	$889,210	$676,762	$676,762
Liabilities
Debt	$5,803,499	$5,756,519	$6,236,892	$6,333,906
Derivative liabilities	14,677	14,677	7,233	7,233
	$5,818,176	$5,771,196	$6,244,125	$6,341,139